Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 20, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued		5,189
Ordinary shares held by the company		30,843
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Shares available for future grants		35,100	388,020
Stock option vesting period			4 years
Weighted average fair values of options granted (in Dollars per share)		$ 9.31	$ 7.86	$ 19.68
Compensation cost (in Dollars)		$ 2,107	$ 1,887	$ 1,359
Unrecognized costs related to non-vested share-based compensation (in Dollars)		$ 2,277
Recognized over a weighted average period		11 months 26 days
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period		2 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period		4 years
2013 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued		600,001
Shares available for future grants		340,000
Increase number of shares reserved under share option plan		2,450,000
Employee Stock Option [Member]
Shareholders' Equity (Details) [Line Items]
Weighted average fair values of options granted (in Dollars per share)		$ 3.41
Follow-on public offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	1